CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash or cash equivalents	$ 192	$ 556
TOTAL CURRENT ASSETS	192	556
TOTAL ASSETS	192	556
CURRENT LIABILITIES:
Accounts payable and accrued expenses	29,695	8,000
Accrued interest	3,937	1,831
Income tax payable	250	250
Revolving credit line - current portion	49,600	15,100
TOTAL CURRENT LIABILITIES	83,482	25,181
Preferred stock, $.0001 par value, 15,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $.0001 par value, 75,000,000 shares authorized, 4,132,000 and 3,967,000 shares issued and outstanding, as of June 30, 2014 and December 31 2013, respectively	413	397
Additional paid-in capital	66,187	57,953
Deficit accumulated during the development stage	(149,890)	(82,975)
TOTAL STOCKHOLDERS' EQUITY	(83,290)	(24,625)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 192	$ 556